Investments in Marketable Securities Available-for sale	12 Months Ended
Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
Marketable Securities [Text Block]
Note 3.	Investments in Marketable Securities Available-for sale

Following is a summary of marketable securities as of December 31, 2010 and 2011:

	December 31, 2010
	Aggregate	Gross Unrealized	Gross Unrealized	Aggregate Market
	Cost	Gains	Losses	Value
	(in thousands)
Time deposit with original maturities more than three months	$150	21	-	171
Open-ended bond fund	7,995	466	-	8,461
Total	$8,145	487	-	8,632

	December 31, 2011
	Aggregate	Gross Unrealized	Gross Unrealized	Aggregate Market
	Cost	Gains	Losses	Value
	(in thousands)
Time deposit with original maturities more than three months	$150	15	-	165
Open-ended bond fund	-	-	-	-
Total	$150	15	-	165

The Company’s portfolio of available for sale marketable securities by contractual maturity or the expected holding period as of December 31, 2010 and 2011 is due in one year or less.

Information on sales of available for sale marketable securities for the years ended December 31, 2009, 2010 and 2011 is summarized below.

Period	Proceeds from sales	Gross realized gains	Gross realized losses
	(in thousands)

Year ended December 31, 2009	$39,263	179	(266)
Year ended December 31, 2010	$33,443	326	(30)
Year ended December 31, 2011	$25,834	420	(70)